Principal joint ventures - Summary financial information for joint ventures that are material to the Group (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Joint Ventures [Line Items]
Consolidated sales revenue		$ 40,030	$ 33,781	$ 34,829
Depreciation and amortisation		(4,375)	(4,794)	(4,645)
Finance costs		(848)	(1,111)	(750)
Taxation		(3,965)	(1,567)	(993)
Profit/(loss) after tax for the year		8,851	4,776	(1,719)
Total comprehensive income/(loss) for the year	[1]	11,939	4,713	$ (3,749)
– Non-current assets		76,554	74,177
– Current assets		18,678	15,055
– Current liabilities		(11,225)	(9,362)
– Non-current liabilities		(33,262)	(34,133)
Net assets		51,115	45,730
Cash and cash equivalents		10,550	8,201
Minera Escondida Limitada [member]
Disclosure Of Joint Ventures [Line Items]
Consolidated sales revenue		6,037	4,883
Depreciation and amortisation		(1,690)	(1,213)
Other operating costs		(2,617)	(2,199)
Operating profit		1,730	1,471
Finance costs		(120)	(47)
Taxation		(627)	(517)
Profit/(loss) after tax for the year		983	907
Total comprehensive income/(loss) for the year		983	907
– Non-current assets		13,814	14,947
– Current assets		2,760	2,257
– Current liabilities		(1,727)	(1,403)
– Non-current liabilities		(4,617)	(4,112)
Net assets		10,230	11,689
Cash and cash equivalents		460	443
Current financial liabilities		(330)	(467)
Non-current financial liabilities		(2,840)	(2,643)
Dividends received from joint venture (Rio Tinto share)		780	210
Sohar Aluminium Co. L.L.C. [member]
Disclosure Of Joint Ventures [Line Items]
Consolidated sales revenue		460	610
Depreciation and amortisation		(145)	(130)
Other operating costs		(205)	(425)
Operating profit		110	55
Finance costs		(35)	(25)
Profit/(loss) after tax for the year		75	30
Total comprehensive income/(loss) for the year		75	30
– Non-current assets		3,230	3,275
– Current assets		305	255
– Current liabilities		(205)	(45)
– Non-current liabilities		(1,270)	(1,505)
Net assets		2,060	1,980
Cash and cash equivalents		95	20
Current financial liabilities		(130)	(100)
Non-current financial liabilities		$ (1,120)	$ (1,230)

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited share capital.